financial instruments - Fair Values Derivatives (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CAD ($) MWh ₨ / $ $ / € $ / $ ₱ / $	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($) $ / $	Dec. 31, 2021 CAD ($) ₨ / $	Dec. 31, 2021 CAD ($) $ / €	Dec. 31, 2021 CAD ($) ₱ / $
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Current Assets, Fair value and carrying value	$ 65	$ 13	$ 13	$ 13	$ 13	$ 13	$ 13
Current Liabilities, Fair value and carrying value	$ 14	24	24	24	24	24	24
Derivative assets | Cash flow hedging item (HFH)
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Hedge ratio	100.00%
Current Asset derivatives
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Current Assets, Fair value and carrying value	$ 65	$ 13	13	13	13	13	13
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2023	2022
Current Assets, Notional amount	$ 461	$ 301	301	301	301	301	301
Current Assets, Fair value and carrying value	$ 9	$ 6	6	$ 6	$ 6	6	6
Rate | $ / $	1.26			1.25
Current Asset derivatives | Currency risk related to purchases | HFT | U.S. Dollars
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Rate | ₨ / $					76
Current Asset derivatives | Currency risk related to purchases | HFT | India, Rupees
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Maximum maturity date	—	2022
Current Assets, Notional amount		$ 12	12	$ 12	$ 12	12	12
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2022	2022
Current Assets, Notional amount	$ 1,263	$ 664	664	664	664	664	664
Current Assets, Fair value and carrying value	$ 23	$ 2	2	2	2	2	2
Rate | $ / $	1.27
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	2025	2025
Current Assets, Notional amount	$ 29	$ 31	31	31	31	31	31
Current Assets, Fair value and carrying value	$ 18	$ 3	3	$ 3	3	$ 3	3
Rate	1.09			1.26		1.09
Current Asset derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.98% non-fixed rate credit facility
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Interest rate on borrowings	2.98%
Current Asset derivatives | Interest rate risk associated with refinancing of debt maturing | Cash flow hedging item (HFH)
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Maximum maturity date	2023	2022
Current Assets, Notional amount	$ 100	$ 250	250	$ 250	250	$ 250	250
Current Assets, Fair value and carrying value	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2
Current Asset derivatives | Interest rate risk associated with refinancing of debt maturing | Cash flow hedging item (HFH) | Refinancing 1.35% of Debt Maturing
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Interest rate on borrowings		1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Current Asset derivatives | Price risk associated with purchase of electrical power | HFT
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Maximum maturity date	2047	—
Current Assets, Notional amount	$ 21
Current Assets, Fair value and carrying value	$ 13
Rate | MWh	34.73
Other Long-Term Asset derivatives
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Other Long-Term Assets, Fair value and carrying value	$ 224	$ 76	$ 76	$ 76	$ 76	$ 76	$ 76
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2049	2048
Rate | $ / $	1.30			1.27
Other Long-Term Assets, Notional amount	$ 5,944	$ 2,133	2,133	$ 2,133	2,133	2,133	2,133
Other Long-Term Assets, Fair value and carrying value	$ 138	$ 76	76	76	76	76	76
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	2025	—
Rate | $ / €	1.09
Other Long-Term Assets, Notional amount	$ 438
Other Long-Term Assets, Fair value and carrying value	$ 19
Other Long-Term Asset derivatives | Price risk associated with purchase of electrical power | HFT
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Maximum maturity date	2047	—
Rate | MWh	34.73
Other Long-Term Assets, Notional amount	$ 199
Other Long-Term Assets, Fair value and carrying value	67
Current Liabilities derivatives
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Current Liabilities, Fair value and carrying value	$ 14	$ 24	24	$ 24	24	24	24
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2023	2022
Rate | $ / $	1.29			1.28
Current Liabilities, Notional amount	$ 23	$ 108	108	$ 108	108	108	108
Current Liabilities, Fair value and carrying value		$ 1	1	1	$ 1	1	1
Current Liabilities derivatives | Currency risk related to purchases | HFT | India, Rupees
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Maximum maturity date	2022	2022
Rate | ₨ / $					75
Current Liabilities, Notional amount	$ 4	$ 2	2	2	$ 2	2	$ 2
Current Liabilities derivatives | Currency risk related to purchases | HFT | Cash flow hedging item (HFH) | India, Rupees
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Rate | ₨ / $	77
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
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Maximum maturity date	2023	2022
Rate | ₱ / $	52						50
Current Liabilities, Notional amount	$ 147	$ 116	116	116	116	116	$ 116
Current Liabilities, Fair value and carrying value	$ 8	$ 3	3	$ 3	3	3	3
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2022	2022
Rate | $ / $	1.30			1.28
Current Liabilities, Notional amount	$ 651	$ 1,248	1,248	$ 1,248	1,248	1,248	1,248
Current Liabilities, Fair value and carrying value	$ 5	$ 12	12	12	12	12	12
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
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Maximum maturity date	2022	2022
Current Liabilities, Notional amount	$ 118	$ 120	120	120	120	120	120
Current Liabilities, Fair value and carrying value		$ 3	$ 3	$ 3	$ 3	$ 3	$ 3
Interest rate on borrowings	2.64%	2.64%	2.64%	2.64%	2.64%	2.64%	2.64%
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 3.36% non-fixed rate credit facility
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Interest rate on borrowings	3.36%
Current Liabilities derivatives | Interest rate risk associated with refinancing of debt maturing | Cash flow hedging item (HFH)
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Maximum maturity date	2023	2022
Current Liabilities, Notional amount	$ 150	$ 500	$ 500	$ 500	$ 500	$ 500	$ 500
Current Liabilities, Fair value and carrying value	1	$ 5	$ 5	$ 5	$ 5	$ 5	$ 5
Current Liabilities derivatives | Interest rate risk associated with refinancing of debt maturing | Cash flow hedging item (HFH) | Refinancing 1.59% of Debt Maturing
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Interest rate on borrowings		1.59%	1.59%	1.59%	1.59%	1.59%	1.59%
Other Long-Term Liabilities derivatives
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Other Long-Term Liabilities, Fair value and carrying value	$ 20	$ 73	$ 73	$ 73	$ 73	$ 73	$ 73
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
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Maximum maturity date	2027	2049
Rate | $ / $	1.33			1.33
Other Long-Term Liabilities, Notional amount	$ 909	$ 3,185	3,185	$ 3,185	3,185	3,185	3,185
Other Long-Term Liabilities, Fair value and carrying value	20	$ 52	52	52	52	$ 52	52
Spread included in fair value of derivative instruments	$ 60		53
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
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Maximum maturity date	—	2025
Rate | $ / €						1.09
Other Long-Term Liabilities, Notional amount		$ 483	483	483	483	$ 483	483
Other Long-Term Liabilities, Fair value and carrying value		$ 21	21	$ 21	$ 21	$ 21	$ 21
Spread included in fair value of derivative instruments	$ 1		$ 1